INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of components of provision for income taxes

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Income before Income Taxes
Canada	41,700	248,666	79,631
Other	11,504	72,652	143,197

	53,204	321,318	222,828

Current Tax
Canada	1,695	17,721	71,002
Other	9,989	29,018	67,351

	11,684	46,739	138,353

Deferred Tax
Canada	11,493	40,895	(44,548)
Other	(15,538)	(10,203)	(44,293)

	(4,045)	30,692	(88,841)

Total Income Tax (Benefit) Expense
Canada	13,188	58,616	26,454
Other	(5,549)	18,815	23,058

	7,639	77,431	49,512

Schedule of tax rates applicable on the Company's major operating subsidiaries in China

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	25% for 2013 and onwards; 12.5% for 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	25% for 2013 and onwards; 15% for 2012 resulting from its High and New Technology Enterprise ("HNTE") status
Canadian Solar Manufacturing (Luoyang) Inc.	25% for 2012 and onwards;
Canadian Solar Manufacturing (Changshu) Inc.	25% for 2013 and onwards; 12.5% for 2012 (half reduction of 25%)
CSI Solar Power (China) Inc.	25%
Suzhou Sanysolar Materials Technology Co., Ltd.	15% for 2015, 2014 and 2013 resulting from its HNTE status; 25% for 2012

Schedule of movement and balance of the Company's liability for uncertain tax positions

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	11,242	13,001	10,844
Addition for tax positions related to the current year	2,403	—	196
Reductions for tax positions from prior years/Statute of limitations expirations	—	(1,368)	—
Foreign exchange effect	(644)	(789)	(1550)

Ending balance	13,001	10,844	9,490

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2014	At December 31, 2015
	$	$
Deferred tax assets:
Accrued warranty costs	10,509	10,548
Bad debt allowance	9,318	8,358
Issuance costs	1,597	1,123
Inventory write-down	5,308	4,239
Future deductible expenses	—	13,878
Depreciation and impairment difference of property, plant and equipment, solar power system	26,149	34,248
Accrued liabilities related to countervailing and anti-dumping duty deposits	13,850	55,115
Deferred tax assets relating to sale of solar power systems	21,097	32,159
Net operating losses carry-forward	65,876	70,637
Others	6,947	7,409

Total deferred tax assets, gross	160,651	237,714
Valuation allowance	(52,985)	(55,959)

Total deferred tax assets, net of valuation allowance	107,666	181,755

Deferred tax liabilities:
Foreign currency derivative assets	1,167	4,558
Depreciation difference of property, plant and equipment	5,264	8,327
Deferred profit of projects	70,360	40,793
Basis difference related to acquisitions	26,459	18,339
Others	1,806	3,047

Total deferred tax liabilities, gross	105,056	75,064

Net deferred tax assets (liabilities)	2,610	106,691

Analysis as:
Current deferred tax assets	40,810	30,013
Non-current deferred tax assets	66,856	97,134
Current deferred tax liabilities	94,711	1,426
Non-current deferred tax liabilities	10,345	19,030

Net deferred tax assets (liabilities)	2,610	106,691

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	54,140	57,190	52,985
Additions (Reversals)	4,671	(4,411)	(944)
Addition from acquisition of Recurrent	—	—	4,949
Foreign exchange effect	(1,621)	206	(1,031)

Ending balance	57,190	52,985	55,959

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2013	2014	2015
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	—	—	1%
Effect of different tax rate of subsidiary operations in other jurisdiction	1%	(2)%	(3)%
Unrecognized tax benefits	5%	—	—
Valuation allowance	5%	(1)%	—
Change of tax rates in subsequent years	(23)%	—	—
Effect of true-up	—	—	(1)%
Foreign exchange effect	—	—	(2)%

	15%	24%	22%